INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Deferred tax			$ (12)
Provision for income taxes	$ 236	$ 243	134
Hong Kong [Member]
Current tax	103	143	78
Deferred tax			(12)
Provision for income taxes	103	143	66
China [Member]
Current tax	$ 133	$ 100	$ 68